SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 22,031.7
Fair Value	23,482.6
Amount At Which Shown In The Balance Sheet	23,482.6
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	16,287.1
Fair Value	16,243.8
Amount At Which Shown In The Balance Sheet	16,243.8
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,899.2
Fair Value	2,870.1
Amount At Which Shown In The Balance Sheet	2,870.1
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,509.5
Fair Value	2,502.6
Amount At Which Shown In The Balance Sheet	2,502.6
Fixed maturities | Bonds | Foreign government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	24.5
Fair Value	24.5
Amount At Which Shown In The Balance Sheet	24.5
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	135.6
Fair Value	135.1
Amount At Which Shown In The Balance Sheet	135.1
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,422.2
Fair Value	4,415.8
Amount At Which Shown In The Balance Sheet	4,415.8
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,107.3
Fair Value	6,103.8
Amount At Which Shown In The Balance Sheet	6,103.8
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	188.8
Fair Value	191.9
Amount At Which Shown In The Balance Sheet	191.9
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,171.7
Fair Value	3,665.9
Amount At Which Shown In The Balance Sheet	3,665.9
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	106.7
Fair Value	168.6
Amount At Which Shown In The Balance Sheet	168.6
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	265.5
Fair Value	558.2
Amount At Which Shown In The Balance Sheet	558.2
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,065.3
Fair Value	2,085.6
Amount At Which Shown In The Balance Sheet	2,085.6
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	734.2
Fair Value	853.5
Amount At Which Shown In The Balance Sheet	853.5
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,572.9
Fair Value	3,572.9
Amount At Which Shown In The Balance Sheet	$ 3,572.9